UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-05364

American High-Income Trust

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: September 30

Date of reporting period: June 30, 2015

Steven I. Koszalka

American High-Income Trust

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Schedule of Investments

American High-Income Trust®
Investment portfolio
June 30, 2015
unaudited
Bonds, notes & other debt instruments 88.96% Corporate bonds & notes 85.59% Consumer discretionary 14.13%	Principal amount (000)	Value (000)
Academy Sports 9.25% 2019[1]	$10,000	$10,557
Boyd Gaming Corp. 9.00% 2020	75,930	82,764
Boyd Gaming Corp. 6.875% 2023	26,925	27,733
Burger King Corp. 6.00% 2022[1]	78,300	80,649
Cable One, Inc. 5.75% 2022[1]	2,650	2,690
CBS Outdoor Americas Inc. 5.25% 2022	6,000	6,090
CBS Outdoor Americas Inc. 5.625% 2024	12,830	13,167
CEC Entertainment, Inc. 8.00% 2022	43,425	43,316
Cedar Fair, LP 5.25% 2021	4,975	5,137
Cedar Fair, LP 5.375% 2024	30,525	31,020
Cengage Learning Acquisitions, Inc., Term Loan B, 7.00% 2020[2,3,4]	28,229	28,335
Cequel Communications Holdings I, LLC and Cequel Capital Corp. 6.375% 2020[1]	107,690	107,367
Cequel Communications Holdings I, LLC and Cequel Capital Corp. 5.125% 2021[1]	3,300	3,009
Cinemark USA, Inc. 5.125% 2022	2,300	2,289
CityCenter Holdings, Term Loan B, 4.25% 2020[2,3,4]	9,275	9,292
Clear Channel Worldwide Holdings, Inc. 7.625% 2020	44,825	46,898
Cumulus Media Holdings Inc. 7.75% 2019	53,839	49,599
Cumulus Media Inc., Term Loan B, 4.25% 2020[2,3,4]	28,455	27,086
Delta 2 (Formula One), Term Loan B, 7.75% 2022[2,3,4]	60,000	60,094
DISH DBS Corp. 4.25% 2018	75,950	77,469
DISH DBS Corp. 7.875% 2019	3,550	3,949
DISH DBS Corp. 5.125% 2020	25,800	26,155
Family Tree Escrow LLC 5.25% 2020[1]	14,650	15,401
Family Tree Escrow LLC 5.75% 2023[1]	20,250	21,262
Fiat Chrysler Automobiles NV 4.50% 2020[1]	4,770	4,758
Fiat Chrysler Automobiles NV 5.25% 2023[1]	4,750	4,668
Gannett Co., Inc. 5.125% 2019	14,455	14,925
Gannett Co., Inc. 4.875% 2021[1]	13,620	13,552
Gannett Co., Inc. 6.375% 2023	14,205	14,844
Gannett Co., Inc. 5.50% 2024[1]	3,000	2,978
General Motors Co. 4.00% 2025	3,740	3,692
General Motors Co. 5.00% 2035	42,265	41,627
General Motors Financial Co. 3.25% 2018	5,960	6,104
General Motors Financial Co. 3.50% 2019	12,595	12,874
Grupo Televisa, SAB 7.25% 2043	MXN68,660	3,745
Guitar Center, Inc. 9.625% 2020[1]	$10,600	8,851
Hilton Worldwide Finance LLC 5.625% 2021	13,790	14,393
Hilton Worldwide, Term Loan B, 3.50% 2020[2,3,4]	10,457	10,469
iHeartCommunications, Inc. 14.00% 2021[5]	2,425	1,716
iHeartCommunications, Inc. 10.625% 2023[1]	57,895	55,000
International Game Technology 6.25% 2022[1]	24,500	23,520
International Game Technology 6.50% 2025[1]	31,275	29,086
J.C. Penney Co., Inc. 7.95% 2017	9,300	9,765
J.C. Penney Co., Inc. 5.75% 2018	10,110	9,946
J.C. Penney Co., Inc. 8.125% 2019	17,000	16,915
La Quinta Properties, Inc., First Lien Term Loan B, 4.00% 2021[2,3,4]	3,138	3,140
American High-Income Trust — Page 1 of 22

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Laureate Education, Inc. 10.00% 2019[1]	$9,775	$9,152
Limited Brands, Inc. 6.625% 2021	14,226	15,711
Marina District Finance Co. (Borgata), Term Loan B, 6.50% 2018[2,3,4]	34,483	34,859
Marina District Finance Co., Inc. 9.875% 2018	21,000	21,656
McClatchy Co. 9.00% 2022	26,750	25,580
Mediacom Broadband LLC and Mediacom Broadband Corp. 5.50% 2021	10,500	10,277
Mediacom Broadband LLC and Mediacom Broadband Corp. 6.375% 2023	18,075	18,165
Mediacom LLC and Mediacom Capital Corp. 7.25% 2022	19,300	20,289
Melco Crown Entertainment Ltd. 5.00% 2021[1]	3,000	2,865
MGM Resorts International 6.625% 2015	3,575	3,579
MGM Resorts International 7.50% 2016	9,000	9,405
MGM Resorts International 8.625% 2019	16,275	18,472
MGM Resorts International 5.25% 2020	17,150	17,364
MGM Resorts International 6.75% 2020	4,100	4,355
MGM Resorts International 7.75% 2022	18,950	20,940
MGM Resorts International 6.00% 2023	71,800	72,877
Michaels Stores, Inc. 5.875% 2020[1]	37,610	39,490
Modular Space Corp., Second Lien, 10.25% 2019[1]	8,325	7,243
Mohegan Tribal Gaming Authority 11.00% 2018[1,5]	51,153	51,473
NBC Universal Enterprise, Inc. 5.25% (undated)[1]	23,885	25,467
NCL Corp. Ltd. 5.00% 2018	17,350	17,740
NCL Corp. Ltd. 5.25% 2019[1]	30,887	31,775
Needle Merger Sub Corp. 8.125% 2019[1]	74,305	70,311
Neiman Marcus Group LTD Inc. 8.00% 2021[1]	62,875	66,647
Neiman Marcus Group LTD Inc. 8.75% 2021[1,5]	51,775	55,852
Neiman Marcus, Term Loan B, 4.25% 2020[2,3,4]	51,194	50,970
Netflix, Inc. 5.50% 2022[1]	4,575	4,747
PETCO Animal Supplies, Inc. 9.25% 2018[1]	47,050	49,285
PETsMART, Inc. 7.125% 2023[1]	45,125	47,381
Pinnacle Entertainment, Inc. 6.375% 2021	33,850	36,093
Playa Resorts Holding BV 8.00% 2020[1]	96,177	100,024
Playa Resorts Holding BV, Term Loan B, 4.00% 2019[2,3,4]	5,725	5,718
Revel Entertainment, Term Loan B, 10.00% 2015[2,3,4,5,6,7,8]	16,475	—
Revel Entertainment, Term Loan B, 14.50% 2018[3,4,5,6,7,8]	82,239	—
Sally Holdings LLC and Sally Capital Inc. 6.875% 2019	21,625	22,706
Sally Holdings LLC and Sally Capital Inc. 5.75% 2022	7,250	7,631
Schaeffler Holding Finance BV 6.25% 2019[1,5]	4,000	4,230
Seminole Tribe of Florida 7.804% 2020[1,4]	6,125	6,569
Sirius Minerals PLC 4.625% 2023[1]	2,900	2,733
Six Flags Entertainment Corp. 5.25% 2021[1]	45,485	46,622
Sotheby’s Holdings, Inc. 5.25% 2022[1]	5,725	5,639
Stackpole Intl. 7.75% 2021[1]	56,860	56,291
Standard Pacific Corp. 8.375% 2021	9,640	11,231
Standard Pacific Corp. 5.875% 2024	11,050	11,437
Station Casinos LLC 7.50% 2021	15,575	16,743
TI Automotive Ltd. 8.75% 2023[1]	22,800	22,857
Time Inc. 5.75% 2022[1]	20,425	19,812
Toys "R" Us, Inc. 7.375% 2018	5,525	4,130
Toys "R" Us-Delaware, Inc., Term Loan B2, 5.25% 2018[2,3,4]	3,250	2,643
Tribune Media Co. 5.875% 2022[1]	4,775	4,823
Univision Communications Inc. 8.50% 2021[1]	10,795	11,402
Univision Communications Inc. 6.75% 2022[1]	2,713	2,879
Univision Communications Inc. 5.125% 2023[1]	13,550	13,211
Univision Communications Inc., Term Loan C3, 4.00% 2020[2,3,4]	9,153	9,106
American High-Income Trust — Page 2 of 22

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Univision Communications Inc., Term Loan D, 4.00% 2020[2,3,4]	$2,916	$2,901
Virgin Media Secured Finance PLC 5.25% 2026[1]	5,775	5,595
VTR Finance BV 6.875% 2024[1]	23,000	23,560
Warner Music Group 13.75% 2019	17,725	19,498
Warner Music Group 6.00% 2021[1]	10,000	10,275
Warner Music Group 5.625% 2022[1]	19,750	19,849
Warner Music Group 6.75% 2022[1]	82,700	78,993
Weather Company, Term Loan, 7.00% 2020[2,3,4]	10,000	9,358
Wynn Las Vegas, LLC and Wynn Capital Corp. 5.375% 2022	19,025	19,477
Wynn Macau, Ltd. 5.25% 2021[1]	87,675	83,291
ZF Friedrichshafen AG 4.00% 2020[1]	6,500	6,516
ZF Friedrichshafen AG 4.50% 2022[1]	14,425	14,227
ZF Friedrichshafen AG 4.75% 2025[1]	18,115	17,639
		2,647,532
Industrials 13.36%
AAF Holdings LLC 12.75% 2019[1,5]	52,049	51,615
ADS Waste Escrow 8.25% 2020	6,050	6,292
ADT Corp. 4.125% 2019	41,925	42,763
AerCap Holdings NV 4.625% 2022	2,875	2,882
Air Canada 8.75% 2020[1]	7,500	8,316
Air Canada 7.75% 2021[1]	19,600	20,972
Altegrity, Inc. 9.50% 2019[1]	151,950	143,973
ARAMARK Corp. 5.75% 2020	5,000	5,229
Associated Materials, LLC and AMH New Finance, Inc. 9.125% 2017	181,367	151,441
Avianca Holdings SA, 8.375% 2020[1]	5,825	5,898
B/E Aerospace, Inc., Term Loan B, 4.00% 2021[2,3,4]	28,770	28,995
BlueLine Rental Finance Corp., 7.00% 2019[1]	1,400	1,446
Brunswick Rail Finance Ltd. 6.50% 2017	29,251	16,673
Brunswick Rail Finance Ltd. 6.50% 2017[1]	9,651	5,501
Builders Firstsource 7.625% 2021[1]	45,240	47,050
Cenveo, Inc. 6.00% 2019[1]	1,570	1,484
CEVA Group PLC 7.00% 2021[1]	9,475	9,191
CEVA Group PLC 9.00% 2021[1]	19,100	18,503
CEVA Group PLC, LOC, 6.50% 2021[2,3,4]	15,843	14,853
CEVA Group PLC, Term Loan B, 6.50% 2021[2,3,4]	22,756	21,334
CEVA Group PLC, Term Loan, 6.50% 2021[2,3,4]	16,498	15,467
CEVA Group PLC, Term Loan, 6.50% 2021[2,3,4]	2,845	2,667
Constellis Holdings 9.75% 2020[1]	3,000	2,903
Continental Airlines, Inc., Series 2001-1, Class B, 7.373% 2017[4]	2,430	2,479
Continental Airlines, Inc., Series 1998-1, Class B, 6.748% 2018[4]	2,813	2,988
Continental Airlines, Inc., Series 1997-4B, Class B, 6.90% 2018[4]	367	380
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 2019[4]	1,633	1,709
Continental Airlines, Inc., Series 2000-2, Class B, 8.307% 2019[4]	358	382
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 2020[4]	2,318	2,537
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 2022[4]	5,495	5,852
Continental Airlines, Inc., Series 2007-1, Class B, 6.903% 2022[4]	3,565	3,772
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 2022[4]	2,228	2,467
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 2022[4]	177	202
Continental Airlines, Inc., Series 2000-1, Class B, 8.388% 2022[4]	509	535
DAE Aviation Holdings, Inc. 10.00% 2023[1]	108,050	106,591
DAE Aviation Holdings, Inc. and Standard Aero Ltd., Term Loan B-1, 6.25% 2018[2,3,4]	26,277	26,367
DAE Aviation Holdings, Inc. and Standard Aero Ltd., Term Loan B-2, 6.25% 2018[2,3,4]	11,661	11,701
Delta Air Lines, Inc., Series 2010-B, Class 2-B, 6.75% 2017[1]	7,650	7,779
American High-Income Trust — Page 3 of 22

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Industrials (continued)	Principal amount (000)	Value (000)
Delta Air Lines, Inc., Series 2002-1, Class G-1, MBIA insured, 6.718% 2024[4]	$7,554	$8,668
Eletson Holdings Inc. 9.625% 2022[1]	19,450	19,061
Esterline Technologies Corp. 7.00% 2020	44,860	46,664
Euramax International, Inc. 9.50% 2016	82,380	81,556
Gardner Denver, Inc. 6.875% 2021[1]	6,000	5,498
Gardner Denver, Inc. Term Loan B, 4.25% 2020[2,3,4]	18,169	17,778
Gates Global LLC 6.00% 2022[1]	55,375	50,391
Gates Global LLC, Term Loan B, 4.25% 2021[2,3,4]	4,665	4,601
General Electric Capital Corp., Series B, junior subordinated 6.25% (undated)	6,500	7,118
Hardwoods Acquisition Inc 7.50% 2021[1]	34,850	33,805
Hawker Beechcraft Acquisition Co., LLC, LOC, 0.05% 2015[2,3,4,6,7]	1,728	1,642
HD Supply, Inc. 7.50% 2020	43,525	46,245
HD Supply, Inc. 11.50% 2020	60,776	70,500
HD Supply, Inc. 5.25% 2021[1]	23,075	23,479
HDTFS Inc. 4.25% 2018	11,400	11,628
HDTFS Inc. 5.875% 2020	8,975	9,132
HDTFS Inc. 6.25% 2022	18,525	18,896
Jeld-Wen Escrow Corp., Term Loan B, 5.25% 2021[2,3,4]	41,293	41,465
KLX Inc. 5.875% 2022[1]	82,680	83,911
LMI Aerospace Inc. 7.375% 2019	49,700	49,576
Navios Maritime Acquisition Corp. and Navios Acquisition Finance (US) Inc. 8.125% 2021[1]	71,145	70,345
Navios Maritime Holdings Inc. 7.375% 2022[1]	34,900	30,363
Navios Maritime Holdings Inc. and Navios Maritime Finance II (US) Inc. 8.125% 2019	39,412	31,086
Nielsen Finance LLC and Nielsen Finance Co. 4.50% 2020	36,624	36,578
Nielsen Finance LLC and Nielsen Finance Co. 5.50% 2021[1]	27,245	27,620
Nielsen Finance LLC and Nielsen Finance Co. 5.00% 2022[1]	59,775	58,953
Nortek Inc. 8.50% 2021	83,777	89,851
Ply Gem Industries, Inc. 6.50% 2022	89,190	88,410
Ply Gem Industries, Inc. 6.50% 2022	27,195	26,447
Prime Source, Term Loan B, 4.50% 2022[2,3,4]	2,900	2,893
PrimeSource Building Products Inc 9.00% 2023[1]	18,080	17,854
R.R. Donnelley & Sons Co. 7.25% 2018	25,900	28,879
R.R. Donnelley & Sons Co. 7.625% 2020	4,200	4,736
R.R. Donnelley & Sons Co. 7.875% 2021	32,350	36,636
R.R. Donnelley & Sons Co. 7.00% 2022	25,750	27,778
R.R. Donnelley & Sons Co. 6.50% 2023	43,275	44,844
Red de Carreteras de Occidente 9.00% 2028[4]	MXN151,560	9,523
Silver II Borrower S.C.A./Silver II U.S. Holdings, LLC 7.75% 2020[1]	$91,583	85,172
Standard Aero Holdings, Inc., Term Loan B, 5.25% 2022[2,3,4]	2,875	2,880
TRAC Intermodal 11.00% 2019	75,730	82,072
TransDigm Inc. 5.50% 2020	38,600	38,552
TransDigm Inc. 6.50% 2024	5,200	5,161
TransDigm Inc. 6.50% 2025[1]	12,300	12,223
Transdigm Inc. 7.50% 2021	6,675	7,209
United Air Lines, 1991 Equipment Trust Certificates, Series A, 10.11% 2006[4,6,7]	1,135	—
United Air Lines, Inc., Series 2007-1, Class B, 7.336% 2021[1,4]	3,460	3,745
United Rentals, Inc. 7.375% 2020	11,625	12,462
United Rentals, Inc. 7.625% 2022	32,125	34,936
Univar Inc. 6.75% 2023[1]	4,800	4,860
Univar Inc., Term Loan B, 4.25% 2022[2,3,4,5]	2,900	2,897
US Investigations Services, Inc. 13.00% 2020[1,5,6,7]	53,108	29,209
US Investigations Services, Inc. 14.00% 2020[1,5,6,7]	4,358	2,397
US Investigations Services, Inc. 15.00% 2021[1,5,6,7]	10,239	922
US Investigations Services, Inc., Term Loan DD, 12.00% 2015[3,4,5,7]	12,350	12,350
American High-Income Trust — Page 4 of 22

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Industrials (continued)	Principal amount (000)	Value (000)
Vander Intermediate Holdings, 10.50% 2019[1,5]	$1,400	$1,386
Virgin Australia Holdings Ltd. 8.50% 2019[1]	55,100	56,822
Watco Companies 6.375% 2023[1]	22,990	23,392
XPO Logistics, Inc. 7.875% 2019[1]	2,650	2,845
XPO Logistics, Inc. 6.50% 2022[1]	17,800	17,466
		2,504,557
Health care 12.29%
21st Century Oncology Holdings Inc. 11.00% 2023[1]	32,370	32,046
AbbVie Inc. 3.60% 2025	2,895	2,863
AbbVie Inc. 4.50% 2035	940	920
Air Medical Merger Sub Corp. 6.375% 2023[1]	5,000	4,725
Alere Inc. 6.375% 2023[1]	4,340	4,427
Alere Inc., Term Loan B, 4.25% 2022[2,3,4]	2,875	2,882
Centene Corp. 5.75% 2017	9,345	9,941
Centene Corp. 4.75% 2022	35,670	36,918
Concordia Healthcare Corp. 7.00% 2023[1]	14,780	14,817
ConvaTec Finance International SA 8.25% 2019[1,5]	37,350	36,836
DaVita HealthCare Partners Inc. 5.00% 2025	21,775	21,013
DJO Finance LLC 10.75% 2020[1]	38,538	39,694
DJO Finco Inc. 8.125% 2021[1]	80,015	82,615
Endo Finance LLC & Endo Finco Inc. 6.00% 2023[1]	30,270	31,027
Endo Pharmaceuticals Holdings Inc. 5.75% 2022[1]	45,730	46,416
HCA Inc. 3.75% 2019	54,655	55,202
HCA Inc. 6.50% 2020	18,955	21,230
HCA Inc. 4.75% 2023	13,355	13,555
HCA Inc. 5.00% 2024	19,010	19,390
Hologic, Inc. 5.20% 2022[1]	7,150	7,320
Horizon Pharma Financing, Inc. 6.625% 2023[1]	2,730	2,849
inVentiv Health Inc, Term Loan B4, 7.75% 2018[2,3,4]	57,910	57,958
inVentiv Health Inc. 9.00% 2018[1]	170,495	178,061
inVentiv Health Inc. 11.00% 2018[1]	49,193	47,471
inVentiv Health Inc. 11.00% 2018[1]	26,933	26,125
inVentiv Health Inc. 12.00% 2018[1,5]	110,248	109,476
Jaguar Holding Co. 9.375% 2017[1,5]	5,100	5,221
Kindred Healthcare, Inc. 8.00% 2020[1]	37,550	40,272
Kindred Healthcare, Inc. 8.75% 2023[1]	14,505	15,810
Kinetic Concepts, Inc. 10.50% 2018	177,020	189,415
Kinetic Concepts, Inc. 12.50% 2019	158,212	171,264
Mallinckrodt PLC 4.875% 2020[1]	13,455	13,742
Mallinckrodt PLC 4.75% 2023	7,580	7,106
Multiplan Inc., Term Loan B, 3.75% 2021[2,3,4]	45,952	45,787
Ortho-Clinical Diagnostics Inc. 6.625% 2022[1]	61,675	54,582
Ortho-Clinical Diagnostics Inc., Term Loan B, 4.75% 2021[2,3,4]	47,410	46,548
Patheon Inc. 7.50% 2022[1]	9,510	9,950
PRA Holdings, Inc. 9.50% 2023[1]	30,028	33,706
Quintiles Transnational Corp. 4.875% 2023[1]	18,350	18,488
Rotech Healthcare Inc., Term Loan, 13.00% 2020[2,3,4,5,7,8]	53,265	52,999
Rotech Healthcare Inc., Term Loan A, 5.50% 2018[2,3,4,7,8]	25,447	25,320
Rotech Healthcare Inc., Term Loan B, 10.00% 2019[2,3,4,7,8]	20,825	20,721
Select Medical Holdings Corp. 6.375% 2021	4,995	5,070
Sterigenics-Nordion Holdings, LLC 6.50% 2023[1]	4,800	4,836
Tenet Healthcare Corp., First Lien, 6.25% 2018	3,000	3,266
Tenet Healthcare Corp. 3.779% 2020[1,2]	4,590	4,636
American High-Income Trust — Page 5 of 22

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
Tenet Healthcare Corp., First Lien, 4.75% 2020	$21,345	$21,772
Tenet Healthcare Corp., First Lien, 6.00% 2020	60,615	64,782
Tenet Healthcare Corp. 4.375% 2021	6,300	6,190
Tenet Healthcare Corp., First Lien, 4.50% 2021	31,440	31,244
Tenet Healthcare Corp. 8.125% 2022	8,000	8,780
Tenet Healthcare Corp. 6.75% 2023[1]	63,500	64,889
VPI Escrow Corp. 6.75% 2018[1]	53,975	56,707
VPI Escrow Corp. 6.375% 2020[1]	83,233	87,863
VPI Escrow Corp. 7.50% 2021[1]	6,635	7,191
VRX Escrow Corp. 5.375% 2020[1]	23,400	24,219
VRX Escrow Corp. 5.875% 2023[1]	11,315	11,612
VRX Escrow Corp. 6.125% 2025[1]	147,835	152,640
VWR Funding, Inc. 7.25% 2017	87,120	90,278
		2,302,683
Telecommunication services 12.06%
Altice Financing SA 6.625% 2023[1]	41,600	41,404
Altice Finco SA 9.875% 2020[1]	4,350	4,796
Altice Finco SA 6.50% 2022[1]	14,325	14,361
Altice Finco SA 8.125% 2024[1]	12,000	12,150
Altice Finco SA 7.625% 2025[1]	1,400	1,348
Altice Finco SA, First Lien, 7.25% 2022	€13,175	14,872
Altice Finco SA, First Lien, 7.75% 2022[1]	$18,950	18,381
Altice SA 7.625% 2025[1]	5,975	5,631
CenturyLink, Inc. 6.45% 2021	4,600	4,657
Clearwire Communications and Clearwire Finance, Inc. 14.75% 2016[1]	3,125	3,625
Digicel Group Ltd. 7.00% 2020[1]	3,800	3,952
Digicel Group Ltd. 8.25% 2020[1]	99,150	99,646
Digicel Group Ltd. 6.00% 2021[1]	90,767	87,737
Digicel Group Ltd. 7.125% 2022[1]	59,275	55,867
Frontier Communications Corp. 8.125% 2018	38,226	41,571
Frontier Communications Corp. 8.50% 2020	18,200	19,074
Frontier Communications Corp. 6.25% 2021	29,275	26,787
Frontier Communications Corp. 9.25% 2021	43,075	45,283
Frontier Communications Corp. 8.75% 2022	1,150	1,144
Frontier Communications Corp. 7.625% 2024	4,923	4,369
Intelsat Jackson Holding Co. 7.25% 2020	44,475	44,141
Intelsat Jackson Holding Co. 6.625% 2022	136,625	125,866
Intelsat Luxembourg Holding Co. 6.75% 2018	35,525	33,749
Level 3 Communications, Inc. 5.125% 2023[1]	11,725	11,542
LightSquared, Term Loan, 9.00% 2015[2,3,4,5,7]	81,898	82,751
LightSquared, Term Loan, 9.00% 2015[2,3,4,5,7]	30,959	30,959
MetroPCS Wireless, Inc. 6.25% 2021	87,245	89,644
MetroPCS Wireless, Inc. 6.625% 2023	95,010	98,929
Millicom International Cellular SA 6.625% 2021[1]	21,960	22,674
Numericable Group SA 4.875% 2019[1]	129,025	128,057
Numericable Group SA 6.00% 2022[1]	15,800	15,612
SoftBank Corp. 4.50% 2020[1]	85,810	86,346
Sprint Capital Corp. 6.90% 2019	26,625	27,224
Sprint Nextel Corp. 8.375% 2017	4,425	4,801
Sprint Nextel Corp. 9.00% 2018[1]	19,050	21,560
Sprint Nextel Corp. 7.00% 2020	199,485	198,488
Sprint Nextel Corp. 7.25% 2021	130,720	129,004
Sprint Nextel Corp. 11.50% 2021	62,405	73,638
American High-Income Trust — Page 6 of 22

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Telecommunication services (continued)	Principal amount (000)	Value (000)
Sprint Nextel Corp. 7.875% 2023	$45,375	$44,354
Sprint Nextel Corp. 6.875% 2028	8,600	7,396
Telecom Italia Capital SA 6.999% 2018	5,645	6,237
T-Mobile US, Inc. 6.542% 2020	46,640	48,948
T-Mobile US, Inc. 6.731% 2022	40,390	42,208
T-Mobile US, Inc. 6.375% 2025	21,000	21,604
Trilogy International Partners, LLC 10.25% 2016[1]	106,840	106,105
Wind Acquisition SA 4.75% 2020[1]	89,425	88,866
Wind Acquisition SA 7.375% 2021[1]	155,350	157,486
Zayo Group Holdings, Inc. 6.375% 2025[1]	4,850	4,717
		2,259,561
Energy 11.39%
Alpha Natural Resources, Inc. 7.50% 2020[1]	70,800	18,054
Alpha Natural Resources, Inc. 7.50% 2020[1]	53,863	13,735
American Energy - Woodford LLC 12.00% 2020[1,5]	63,822	45,768
American Energy (Marcellus), Term Loan B, 5.25% 2020[2,3,4]	60,250	46,965
American Energy (Marcellus), Term Loan A, 8.50% 2021[2,3,4]	92,023	50,613
American Energy (Permian Basin) 7.125% 2020[1]	97,475	67,258
American Energy (Permian Basin) 7.375% 2021[1]	47,350	32,405
Antero Resources Corp. 5.375% 2021	4,750	4,631
Arch Coal, Inc. 7.00% 2019	15,150	2,273
Arch Coal, Inc. 7.25% 2021	2,450	355
Arch Coal, Inc., Term Loan B1, 6.25% 2018[2,3,4]	4,960	3,435
Baytex Energy Corp. 5.125% 2021[1]	9,875	9,307
Baytex Energy Corp. 5.625% 2024[1]	8,975	8,369
Blue Racer Midstream LLC / Blue Racer Finance Corp. 6.125% 2022[1]	68,350	70,742
Bonanza Creek Energy, Inc. 6.75% 2021	25,375	24,170
Bonanza Creek Energy, Inc. 5.75% 2023	9,075	8,190
Chesapeake Energy Corp. 7.25% 2018	6,725	6,960
Chesapeake Energy Corp. 4.875% 2022	18,100	15,838
Columbia Pipeline Partners LP 5.80% 2045[1]	1,625	1,602
Concho Resources Inc. 5.50% 2023	2,825	2,839
CONSOL Energy Inc. 5.875% 2022	25,875	22,100
Denbury Resources Inc. 4.625% 2023	26,800	22,579
Ecopetrol SA 5.875% 2023	12,055	12,688
Energy Transfer Partners, L.P. 5.875% 2024	4,575	4,767
Energy Transfer Partners, L.P. 5.50% 2027	11,250	11,222
Ensco PLC 4.70% 2021	2,900	2,955
Ensco PLC 5.75% 2044	13,860	12,354
EP Energy Corp. 6.375% 2023[1]	36,500	36,728
Genesis Energy LP 6.00% 2023	2,900	2,909
Gulfport Energy Corp. 6.625% 2023[1]	1,375	1,399
Jupiter Resources Inc. 8.50% 2022[1]	103,300	87,030
Linn Energy, LLC 6.25% 2019	1,725	1,358
Linn Energy, LLC 8.625% 2020	1,625	1,341
Matador Resources Co. 6.875% 2023[1]	3,075	3,156
Murray Energy Corp. 11.25% 2021[1]	11,225	9,457
Murray Energy Corp., Term Loan B2, 7.50% 2020[2,3,4]	12,500	11,609
Murray Energy Corp., Term Loan B1, 7.00% 2017[2,3,4]	2,375	2,364
NGL Energy Partners LP 5.125% 2019	16,050	16,090
NGL Energy Partners LP 6.875% 2021	66,780	69,785
NGPL PipeCo LLC 7.119% 2017[1]	147,070	151,482
NGPL PipeCo LLC 9.625% 2019[1]	125,135	127,325
American High-Income Trust — Page 7 of 22

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
NGPL PipeCo LLC 7.768% 2037[1]	$32,400	$34,506
NGPL PipeCo LLC, Term Loan B, 6.75% 2017[2,3,4]	19,700	18,902
Noble Corp PLC 4.00% 2018	375	384
Noble Corp PLC 5.95% 2025	9,785	9,652
Noble Corp PLC 6.95% 2045	15,965	14,707
Noble Corp. PLC 4.625% 2021	2,900	2,879
Oasis Petroleum Inc. 6.875% 2022	17,525	17,876
Odebrecht Drilling Norbe VIII/IX Ltd 6.35% 2021[1,4]	5,182	4,016
Odebrecht Offshore Drilling Finance Ltd. 6.75% 2022[1,4]	5,809	4,182
Odebrecht Offshore Drilling Finance Ltd., First Lien, 6.625% 2023[1,4]	15,531	10,717
Paramount Resources Ltd. 6.875% 2023[1]	2,900	2,922
PDC Energy Inc. 7.75% 2022	106,350	111,668
Peabody Energy Corp. 6.00% 2018	193,441	93,819
Peabody Energy Corp. 6.50% 2020	5,500	1,898
Peabody Energy Corp. 6.25% 2021	50,065	17,022
Peabody Energy Corp. 10.00% 2022[1]	5,000	3,113
Petrobras Global Finance Co. 6.25% 2024	21,105	20,429
Petrobras Global Finance Co. 6.85% 2115	935	775
Petrobras International Finance Co. 5.75% 2020	4,030	4,003
QGOG Atlantic/Alaskan Rigs Ltd. 5.25% 2019[1,4]	4,634	4,159
QGOG Constellation SA 6.25% 2019[1]	90,420	66,459
Range Resources Corp. 4.875% 2025[1]	33,650	32,814
Regency Energy Partners LP and Regency Energy Finance Corp. 6.50% 2021	27,065	28,655
Regency Energy Partners LP and Regency Energy Finance Corp. 5.00% 2022	1,935	1,966
Regency Energy Partners LP and Regency Energy Finance Corp. 5.50% 2023	32,200	32,934
Rice Energy Inc. 6.25% 2022	120,670	120,368
Rice Energy Inc. 7.25% 2023[1]	15,400	15,862
Sabine Pass Liquefaction, LLC 5.625% 2021	84,525	86,638
Sabine Pass Liquefaction, LLC 5.625% 2023	6,300	6,310
Sabine Pass Liquefaction, LLC 5.75% 2024	65,225	65,307
Sabine Pass Liquefaction, LLC 5.625% 2025[1]	42,300	42,036
Samson Investment Co. 9.75% 2020	8,950	559
Samson Investment Co., Term Loan B, 5.00% 2018[2,3,4]	2,800	1,127
SandRidge Energy, Inc. 8.75% 2020[1]	10,825	10,000
SandRidge Energy, Inc. 7.50% 2023	23,936	10,237
Seven Generations Energy Ltd. 6.75% 2023[1]	13,650	13,684
Shell International Finance BV 4.125% 2035	2,375	2,325
Shell International Finance BV 4.375% 2045	2,425	2,394
SM Energy Co. 5.625% 2025	19,400	19,251
Targa Resources Corp. 4.125% 2019[1]	11,225	11,169
Teekay Corp. 8.50% 2020	41,255	46,103
Tesoro Logistics LP 5.50% 2019[1]	13,200	13,761
Tesoro Logistics LP 5.875% 2020	3,475	3,588
Tesoro Logistics LP 6.25% 2022[1]	13,535	14,076
TransCanada PipeLines Ltd., junior subordinated 6.35% 2067	10,295	9,806
TransCanada PipeLines Ltd., junior subordinated, 5.625% 2075	4,800	4,865
Transocean Inc. 6.875% 2021	15,695	14,224
Transocean Inc. 6.80% 2038	1,450	1,091
W&T Offshore, Inc., Term Loan, 9.00% 2020[3,4]	2,900	2,915
Whiting Petroleum Corp. 5.00% 2019	4,850	4,789
YPF Sociedad Anónima 8.50% 2025[1]	28,150	27,939
		2,135,088
American High-Income Trust — Page 8 of 22

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Materials 7.42%	Principal amount (000)	Value (000)
A. Schulman Inc. 6.875% 2023[1]	$4,825	$4,946
Algoma Steel Inc., Term Loan B, 7.50% 2019[2,3,4]	14,888	13,634
ArcelorMittal 6.125% 2018	4,800	5,124
ArcelorMittal 10.60% 2019	2,000	2,402
ArcelorMittal 5.125% 2020	1,625	1,651
ArcelorMittal 6.25% 2021	29,840	31,369
ArcelorMittal 7.00% 2022	1,050	1,137
ArcelorMittal 6.125% 2025	12,050	12,042
ArcelorMittal 7.50% 2041	68,885	67,852
Celanese Corp. 4.625% 2022	7,150	7,114
CEMEX Finance LLC 9.375% 2022[1]	24,500	27,409
CEMEX SAB de CV 6.50% 2019[1]	4,550	4,788
Chemours Co. 6.625% 2023[1]	45,595	44,284
Chemours Co. 7.00% 2025[1]	18,970	18,448
Cliffs Natural Resources Inc. 8.25% 2020[1]	13,075	12,421
First Quantum Minerals Ltd. 6.75% 2020[1]	151,945	147,767
First Quantum Minerals Ltd. 7.00% 2021[1]	123,796	118,999
First Quantum Minerals Ltd. 7.25% 2022[1]	11,900	11,394
FMG Resources 8.25% 2019[1]	1,600	1,356
FMG Resources 6.875% 2022[1]	1,900	1,339
FMG Resources 9.75% 2022[1]	147,800	152,973
Georgia Gulf Corp. 4.625% 2021	12,057	11,741
Georgia Gulf Corp. 4.875% 2023	11,300	10,947
Graphic Packaging International, Inc. 4.75% 2021	10,390	10,546
JMC Steel Group Inc. 8.25% 2018[1]	150,995	138,727
LSB Industries, Inc. 7.75% 2019	55,495	59,102
OMNOVA Solutions Inc. 7.875% 2018	12,000	12,045
Owens-Illinois, Inc. 5.00% 2022[1]	3,920	3,886
Owens-Illinois, Inc. 5.375% 2025[1]	2,940	2,885
Paperworks Industries Inc. 9.50% 2019[1]	7,285	7,276
Paperworks Industries Inc. 9.50% 2019[1]	1,795	1,793
Rayonier Advanced Materials Inc. 5.50% 2024[1]	51,205	45,956
Reynolds Group Holdings, Ltd. 6.00% 2017[1]	4,750	4,768
Reynolds Group Inc. 9.875% 2019	12,971	13,644
Reynolds Group Inc. 5.75% 2020	167,710	172,322
Reynolds Group Inc. 6.875% 2021	9,600	10,056
Ryerson Inc. 9.00% 2017	42,605	43,031
Ryerson Inc. 11.25% 2018	42,846	43,489
Sealed Air Corp. 4.875% 2022[1]	4,780	4,726
Smurfit Capital Funding PLC 7.50% 2025	9,965	12,307
Tembec Industries Inc. 9.00% 2019[1]	31,230	29,747
Trinseo SA 6.75% 2022[1]	4,850	4,959
U.S. Coatings Acquisition Inc. (Flash Dutch 2 BV) 7.375% 2021[1]	12,355	13,266
Verso Paper Holdings LLC 11.75% 2019	2,970	1,745
Walter Energy, Inc. 9.50% 2019[1]	77,685	42,921
Walter Energy, Inc. 9.875% 2020	15,100	529
Walter Energy, Inc. 11.00% 2020[1,5]	7,725	418
Walter Energy, Inc. 8.50% 2021	6,000	210
		1,391,491
Financials 6.54%
Ally Financial Inc. 8.00% 2031	15,000	18,019
Ally Financial Inc. 8.00% 2031	36,119	46,142
American International Group, Inc. 8.175% 2068	9,535	12,648
American High-Income Trust — Page 9 of 22

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
American Tower Corp. 7.25% 2019	$3,019	$3,485
Bank of America Corp., Series L, 3.95% 2025	700	676
Bank of America Corp., Series AA, 6.10% (undated)	26,145	25,851
Bank of America Corp., Series K, junior subordinated 8.00% noncumulative (undated)	2,550	2,693
Bank of Ireland 10.00% 2022	€7,000	10,392
Brookfield Residential Properties Inc. 6.375% 2025[1]	$4,175	4,112
Catlin Insurance Ltd., junior subordinated 7.249% (undated)[1]	30,275	28,383
CIT Group Inc. 4.25% 2017	13,000	13,227
CIT Group Inc. 5.00% 2017	21,400	22,121
CIT Group Inc. 3.875% 2019	33,355	33,188
CIT Group Inc., Series C, 5.50% 2019[1]	12,350	12,906
Citigroup Inc, Series O, 5.875% (undated)	10,052	10,087
Citigroup Inc., Series P, 5.95% (undated)	50,142	48,450
Citigroup Inc. 4.40% 2025	1,300	1,296
CNO Financial Group, Inc. 4.50% 2020	4,800	4,884
Communications Sales & Leasing, Inc. 6.00% 2023[1]	16,075	15,762
Communications Sales & Leasing, Inc. 8.25% 2023[1]	12,525	12,353
Communications Sales & Leasing, Inc., Term Loan B, 5.00% 2022[2,3,4]	15,460	15,173
Crescent Resources 10.25% 2017[1]	119,004	126,739
Crown Castle International Corp. 4.875% 2022	46,300	46,879
Felcor Lodging LP 6.00% 2025[1]	4,900	4,998
Genworth Financial, Inc., junior subordinated 6.15% 2066	17,500	10,719
Goldman Sachs Group, Inc., Series M, junior subordinated 5.375% (undated)	32,200	31,878
Icahn Enterprises Finance Corp. 3.50% 2017	53,000	53,464
Icahn Enterprises Finance Corp. 6.00% 2020	9,650	10,000
International Lease Finance Corp. 8.625% 2015	4,250	4,308
International Lease Finance Corp. 8.25% 2020	5,900	7,021
Iron Mountain Inc. 6.00% 2023	950	999
Iron Mountain Inc. 5.75% 2024	20,000	20,087
iStar Financial Inc. 4.00% 2017	45,325	44,702
iStar Financial Inc., Series B, 9.00% 2017	34,965	38,155
iStar Financial Inc. 4.875% 2018	37,864	37,390
iStar Financial Inc. 5.00% 2019	43,170	42,738
JPMorgan Chase & Co., Series Z, junior subordinated 5.30% (undated)	9,525	9,478
JPMorgan Chase & Co., Series I, junior subordinated 7.90% (undated)	11,725	12,417
Liberty Mutual Group Inc., Series B, 7.00% 2067[1]	11,185	11,493
Liberty Mutual Group Inc., Series A, 7.80% 2087[1]	39,908	47,391
MetLife Capital Trust IV, junior subordinated 7.875% 2067[1]	14,950	18,815
MetLife Capital Trust X, junior subordinated 9.25% 2068[1]	12,500	17,594
MetLife, Inc. 5.25% 2049	3,850	3,826
Morgan Stanley, Series J, 5.55% (undated)	1	1
National Financial Partners Corp. 9.00% 2021[1]	2,900	2,875
Newstar Financial Inc. 7.25% 2020[1]	30,075	30,977
Ocwen Financial Corp. 7.125% 2019[1]	17,650	16,591
Outfront Media Inc. 5.625% 2024[1]	1,365	1,401
Prudential Financial, Inc. 5.375% 2045	4,800	4,728
QBE Capital Funding III LP 7.25% 2041[1]	7,650	8,490
Realogy Corp. 4.50% 2019[1]	96,795	98,266
Realogy Corp. 7.625% 2020[1]	3,000	3,192
Realogy Corp. 9.00% 2020[1]	25,214	27,294
Realogy Corp. 5.25% 2021[1]	21,100	21,443
Realogy Corp., LOC, 4.40% 2016[2,3,4]	3,768	3,733
Royal Bank of Scotland Group PLC, junior subordinated 6.99% (undated)[1]	15,376	18,144
Ryman Hospitality Properties, Inc. 5.00% 2021	7,435	7,472
American High-Income Trust — Page 10 of 22

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Ryman Hospitality Properties, Inc. 5.00% 2023[1]	$2,500	$2,462
Springleaf Finance Corp. 5.25% 2019	25,000	24,750
State Street Corp., junior subordinated, 5.25% 2049	7,250	7,295
Wells Fargo & Co., Series K, junior subordinated 7.98% (undated)	4,300	4,655
		1,226,708
Information technology 5.95%
Alcatel-Lucent USA Inc. 4.625% 2017[1]	13,135	13,529
Alcatel-Lucent USA Inc. 6.75% 2020[1]	57,858	61,402
Alcatel-Lucent USA Inc. 8.875% 2020[1]	65,100	71,040
Apple Inc. 4.375% 2045	2,875	2,834
Blue Coat Systems Inc. 8.375% 2023[1]	28,300	28,866
Blue Coat Systems Inc., Term Loan B, 4.50% 2022[2,3,4]	2,950	2,944
CommScope Inc. 5.50% 2024[1]	2,900	2,831
CommScope Inc. 6.00% 2025[1]	2,850	2,846
Compucom Systems Inc., 7.00% 2021[1]	12,825	9,779
Equinix, Inc. 5.375% 2022	6,950	7,002
First Data Corp. 7.375% 2019[1]	5,000	5,210
First Data Corp. 6.75% 2020[1]	5,079	5,381
First Data Corp. 8.25% 2021[1]	24,934	26,368
First Data Corp. 11.75% 2021	132,978	149,933
First Data Corp. 12.625% 2021	126,296	146,188
First Data Corp. 8.75% 2022[1,5]	16,963	18,076
Freescale Semiconductor, Inc. 5.00% 2021[1]	56,325	58,015
Freescale Semiconductor, Inc. 6.00% 2022[1]	60,130	63,888
Freescale Semiconductor, Inc., Term Loan B4, 4.25% 2020[2,3,4]	15,760	15,796
Global A&T Electronics Ltd. 10.00% 2019[1]	10,000	9,075
Hughes Satellite Systems Corp. 7.625% 2021	6,450	7,120
Infor Inc. 6.50% 2022[1]	7,050	7,209
Informatica Corp. 7.125% 2023[1]	26,000	25,740
Informatica Corp., Term Loan B, 4.50% 2022[2,3,4]	4,325	4,320
Micron Technology, Inc. 5.25% 2023[1]	3,910	3,758
NXP BV and NXP Funding LLC 4.125% 2020[1]	7,000	7,070
Plantronics, Inc. 5.50% 2023[1]	2,900	2,943
Serena Software, Inc., Term Loan B, 7.50% 2020[2,3,4]	69,718	70,125
SRA International, Inc. 11.00% 2019	82,362	87,716
SRA International, Inc., Term Loan B, 6.50% 2018[2,3,4]	113,663	114,089
SS&C Technologies Holdings Inc. 5.875% 2023[1]	2,850	2,886
SS&C Technologies Holdings Inc., Term Loan B, 4.00% 2022[2,3,4]	2,850	2,848
SunGard Data Systems Inc. 7.625% 2020	57,250	60,041
TIBCO Software, Inc. 11.375% 2021[1]	12,525	12,494
TIBCO Software, Inc., Term Loan B, 6.50% 2020[2,3,4]	4,988	4,990
		1,114,352
Utilities 1.90%
AES Corp. 8.00% 2020	11,050	12,818
AES Corp. 7.375% 2021	2,375	2,618
AES Corp. 4.875% 2023	7,000	6,615
AES Corp. 5.50% 2024	13,000	12,655
AES Panamá, SA 6.00% 2022[1]	2,900	2,934
Calpine Corp. 6.00% 2022[1]	6,725	7,145
Calpine Corp. 5.375% 2023	26,035	25,710
Calpine Corp. 7.875% 2023[1]	2,748	2,982
Calpine Corp. 5.50% 2024	9,975	9,701
American High-Income Trust — Page 11 of 22

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
Dynegy Finance Inc. 6.75% 2019[1]	$27,905	$29,175
Dynegy Finance Inc. 7.375% 2022[1]	53,015	55,798
Dynegy Finance Inc. 7.625% 2024[1]	34,950	37,222
Emgesa SA ESP 8.75% 2021	COP10,600,000	4,352
Enel Società per Azioni 8.75% 2073[1]	$19,000	22,040
Exelon Corp. 5.10% 2045	1,500	1,504
Ferrellgas LP 6.75% 2023[1]	4,850	4,898
Midwest Generation, LLC, Series B, 8.56% 2016[4,6,7]	2,953	2,953
NRG Energy, Inc. 7.625% 2018	4,375	4,807
NRG Energy, Inc. 6.25% 2022	34,930	35,629
NRG Energy, Inc. 6.625% 2023	9,000	9,315
Texas Competitive Electric Holdings, Term Loan Strip, 3.75% 2016[2,3,4]	11,287	11,336
TXU, Term Loan, 3.737% 2014[2,3,4,6]	5,802	3,333
TXU, Term Loan, 4.65% 2017[2,3,4,6]	86,979	50,271
		355,811
Consumer staples 0.55%
Constellation Brands, Inc. 3.875% 2019	1,250	1,272
Constellation Brands, Inc. 6.00% 2022	4,975	5,436
Constellation Brands, Inc. 4.25% 2023	3,000	2,963
Energizer Holdings Inc., Term Loan B, 3.25% 2022[2,3,4]	4,700	4,721
Energizer SpinCo Inc. 5.50% 2025[1]	9,850	9,751
H.J Heinz Co. 4.875% 2025[1]	18,500	20,188
Ingles Markets, Inc. 5.75% 2023	5,550	5,668
JBS USA LLC 5.875% 2024[1]	5,640	5,689
JBS USA LLC 5.75% 2025[1]	4,800	4,764
Pilgrim’s Pride Corp. 5.75% 2025[1]	2,900	2,936
Reynolds American Inc. 4.00% 2022	395	404
Reynolds American Inc. 4.45% 2025	2,505	2,553
Reynolds American Inc. 5.70% 2035	185	192
Reynolds American Inc. 5.85% 2045	14,715	15,527
Smithfield Foods, Inc. 7.75% 2017	4,570	5,021
Smithfield Foods, Inc. 5.25% 2018[1]	1,000	1,018
Spectrum Brands Escrow Corp. 5.75% 2025[1]	4,800	4,896
Tops Holding Corp. and Tops Markets, LLC 8.00% 2022[1]	10,900	10,968
		103,967
Total corporate bonds & notes		16,041,750
Bonds & notes of governments & government agencies outside the U.S. 2.34%
Argentina (Republic of) 7.00% 2015	1,475	1,471
Argentina (Republic of) 7.00% 2017	70,555	67,907
Ghana (Republic of) 7.875% 2023	32,505	29,505
Ghana (Republic of) 7.875% 2023[1]	760	690
Ghana (Republic of) 8.125% 2026[1,4]	7,365	6,722
Greek Government 4.75% 2019	€10,500	6,563
Greek Government 3.00%/3.65% 2023[9]	3,565	1,770
Greek Government 3.00%/3.65% 2024[9]	3,565	1,712
Greek Government 3.00%/3.65% 2025[9]	3,565	1,681
Greek Government 3.00%/3.65% 2026[9]	3,565	1,620
Greek Government 3.00%/3.65% 2027[9]	3,565	1,598
Greek Government 3.00%/3.65% 2028[9]	3,565	1,586
Greek Government 3.00%/3.65% 2029[9]	7,455	3,292
Greek Government 3.00%/3.65% 2030[9]	7,455	3,268
American High-Income Trust — Page 12 of 22

unaudited
Bonds, notes & other debt instruments Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Greek Government 3.00%/3.65% 2031[9]	€7,455	$3,245
Greek Government 3.00%/3.65% 2032[9]	7,455	3,211
Greek Government 3.00%/3.65% 2033[9]	7,455	3,161
Greek Government 3.00%/3.65% 2034[9]	7,455	3,196
Greek Government 3.00%/3.65% 2035[9]	7,455	3,157
Greek Government 3.00%/3.65% 2036[9]	14,940	6,372
Greek Government 3.00%/3.65% 2037[9]	18,690	8,009
Greek Government 3.00%/3.65% 2038[9]	15,890	6,795
Greek Government 3.00%/3.65% 2039[9]	12,190	5,169
Greek Government 3.00%/3.65% 2040[9]	16,740	7,141
Greek Government 3.00%/3.65% 2041[9]	18,440	7,884
Greek Government 3.00%/3.65% 2042[9]	13,190	5,649
India (Republic of) 8.60% 2028	INR5,710,700	93,113
Indonesia (Republic of) 8.375% 2034	IDR311,300,000	23,400
Kenya (Rebulic of) 5.875% 2019[1]	$1,985	2,032
Kenya (Republic of) 6.875% 2024[1]	32,205	32,835
Republic of Senegal 6.25% 2024[1]	13,675	13,169
South Africa (Republic of), Series R-2023, 7.75% 2023	ZAR165,125	13,281
United Mexican States Government, Series M20, 10.00% 2024[4]	MXN180,000	14,693
Zambia (Republic of) 5.375% 2022	$31,295	27,266
Zambia (Republic of) 8.50% 2024	26,405	26,586
		438,749
U.S. Treasury bonds & notes 0.80% U.S. Treasury 0.80%
U.S. Treasury 6.25% 2023[10]	50,000	65,196
U.S. Treasury 3.00% 2045	86,800	84,687
Total U.S. Treasury bonds & notes		149,883
Municipals 0.12%
State of Ohio, Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-backed Bonds, Current Interest Bonds, Series 2007-A-2, 5.875% 2047	10,000	7,842
State of Ohio, Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-backed Bonds, Current Interest Bonds, Series 2007-A-2, 6.50% 2047	10,000	8,622
Territory of Puerto Rico, Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2012-A, 5.25% 2042	9,980	6,267
		22,731
Asset-backed obligations 0.11%
Babson CLO Ltd., Series 2012-2-A, Class A-1-R, CLO, 1.673% 2023[1,2,4,7]	8,165	8,165
Dryden Senior Loan Fund, Series 2012-23-RA, Class A-1-R, CLO, 1.525% 2023[1,2,4]	2,875	2,867
Magnetite CLO Ltd. Series 2012-6-A, Class A-R, 1.534% 2023[1,2,4]	6,110	6,104
Marine Park CLO Ltd., Series 2012-1-A, Class A1-AR, CLO, 1.562% 2023[1,2,4,7]	2,900	2,900
		20,036
Total bonds, notes & other debt instruments (cost: $17,128,412,000)		16,673,149
American High-Income Trust — Page 13 of 22

unaudited
Convertible bonds 0.89% Financials 0.41%	Principal amount (000)	Value (000)
Banco Bilbao Vizcaya Argentaria, SA, convertible notes, 9.00% 2049	$20,200	$21,766
Credit Suisse Group AG, convertible bonds, 7.50% 2049[1]	1,850	1,932
Lloyds Banking Group PLC, convertible bonds, 7.00% 2049	£1,225	1,939
Lloyds Banking Group PLC, convertible notes, 7.50% 2049	$50,009	51,634
		77,271
Energy 0.16%
American Energy (Permian Basin), convertible notes, 8.00% 2022[1,5]	17,500	9,713
American Energy Utica, LLC, convertible notes, 3.50% 2021[1,5]	43,726	19,458
		29,171
Information technology 0.14%
Liberty Media Corp., convertible notes, 3.50% 2031	48,500	25,296
Telecommunication services 0.04%
Clearwire Corp., convertible notes, 8.25% 2040[1]	7,722	8,407
Miscellaneous 0.14%
Other convertible bonds in initial period of acquisition		26,327
Total convertible bonds (cost: $183,629,000)		166,472
Convertible stocks 1.44% Industrials 0.34%	Shares
CEVA Group PLC, Series A-1, 3.289% convertible preferred[7]	47,121	47,121
CEVA Group PLC, Series A-2, 2.289% convertible preferred[7,11]	21,063	15,586
		62,707
Financials 0.33%
Weyerhaeuser Co., Series A, 6.375% convertible preferred	1,000,000	52,000
American Tower Corp., Series A, convertible preferred	100,000	10,005
		62,005
Utilities 0.21%
Exelon Corp., convertible preferred, units	859,000	38,964
Energy 0.15%
Chesapeake Energy Corporation 5.75% convertible preferred[1]	33,000	22,440
Chesapeake Energy Corporation 5.75% convertible preferred	9,000	6,120
		28,560
Miscellaneous 0.41%
Other convertible stocks in initial period of acquisition		77,592
Total convertible stocks (cost: $301,584,000)		269,828
American High-Income Trust — Page 14 of 22

unaudited
Preferred securities 0.47% Financials 0.47%	Shares	Value (000)
Ally Financial Inc., Series G, 7.00%[1]	25,625	$26,021
Ally Financial Inc., Series 2, 8.125% preferred	650,000	16,887
Morgan Stanley, Series I, depositary shares	758,000	19,299
Swire Pacific Ltd. 8.84% cumulative guaranteed perpetual capital securities[1]	365,000	9,878
Goldman Sachs Group, Inc., Series J, 5.50% depositary shares	300,000	7,356
First Republic Bank, Series A, noncumulative convertible preferred	180,500	4,666
Citigroup Inc., Series K, depositary shares	137,835	3,675
Total preferred securities (cost: $77,799,000)		87,782
Common stocks 3.07% Telecommunication services 1.68%
NII Holdings, Inc.[7,8,12]	19,451,172	316,082
Consumer discretionary 0.58%
Cooper-Standard Holdings Inc.[8,12]	1,663,543	102,258
Ford Motor Co.	410,210	6,157
Adelphia Recovery Trust, Series ACC-1[7,12]	10,643,283	21
Adelphia Recovery Trust, Series Arahova[7,12]	1,773,964	20
Five Star Travel Corp.[1,7,12]	83,780	18
Revel AC, Inc.[7,8,11,12]	908,183	—
		108,474
Industrials 0.31%
CEVA Group PLC[1,7,12]	59,168	43,784
Delta Air Lines, Inc.	299,769	12,315
United Continental Holdings, Inc.[12]	22,981	1,218
Quad/Graphics, Inc., Class A	9,252	171
Atrium Corp.[1,7,12]	10,987	11
		57,499
Financials 0.22%
American Tower Corp.	323,067	30,139
Citigroup Inc.	205,574	11,356
EME Reorganization Trust	41,998,595	525
		42,020
Health care 0.15%
Rotech Healthcare Inc.[7,8,12]	1,916,276	27,786
Energy 0.00%
Gener8 Maritime, Inc.[1,12]	12,599	172
Petroplus Holdings AG7,12	3,360,000	—
		172
Miscellaneous 0.13%
Other common stocks in initial period of acquisition		24,336
Total common stocks (cost: $589,022,000)		576,369
American High-Income Trust — Page 15 of 22

unaudited
Rights & warrants 0.01% Consumer discretionary 0.01%	Shares	Value (000)
Cooper-Standard Holdings Inc., warrants, expire 2017[8,12]	48,411	$1,607
Revel AC, Inc. (CVR)[7,8,11,12]	43,088,200	—
Liberman Broadcasting, Inc., warrants, expire 2022[7,11,12]	10	—
		1,607
Energy 0.00%
General Maritime Corp., warrants, expire 2017[1,7,12]	19,483	—
Total rights & warrants (cost: $13,243,000)		1,607
Short-term securities 4.10%	Principal amount (000)
Ciesco LLC 0.30% due 9/8/2015	$25,000	24,991
Coca-Cola Co. 0.13%–0.21% due 7/14/2015–7/21/2015[1]	55,000	54,998
Emerson Electric Co. 0.13% due 9/22/2015[1]	12,800	12,796
Fannie Mae 0.10%–0.16% due 7/1/2015–9/14/2015	128,000	127,998
Federal Home Loan Bank 0.07%–0.20% due 7/6/2015–11/25/2015	247,200	247,165
Freddie Mac 0.08%–0.14% due 7/27/2015–10/2/2015	152,300	152,294
General Electric Capital Corp. 0.28%–0.30% due 10/6/2015–12/7/2015	50,000	49,966
John Deere Financial Ltd. 0.11% due 7/22/2015[1]	28,000	27,998
Jupiter Securitization Co., LLC 0.27% due 8/21/2015[1]	50,000	49,985
Precision Castparts Corp. 0.13% due 7/13/2015[1]	20,000	19,999
Total short-term securities (cost: $768,062,000)		768,190
Total investment securities 98.94% (cost: $19,061,751,000)		18,543,397
Other assets less liabilities 1.06%		199,534
Net assets 100.00%		$18,742,931
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
American High-Income Trust — Page 16 of 22

unaudited
Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average notional amount of open forward currency contracts was $140,708,000 over the prior 12-month period.
	Settlement date	Counterparty	Contract amount		Unrealized appreciation at 6/30/2015 (000)
			Receive (000)	Deliver (000)
Sales:
Euros	7/13/2015	HSBC Bank	$9,284	€8,300	$29
Euros	7/17/2015	JPMorgan Chase	$73,411	€65,050	873
Euros	8/6/2015	JPMorgan Chase	$15,530	€13,850	82
Euros	8/6/2015	Bank of America, N.A.	$14,042	€12,525	71
					$1,055
Interest rate swaps

The fund has entered into an interest rate swap as shown in the following table. The average notional amount of interest rate swaps was $27,000,000 over the prior 12-month period.
Pay/receive fixed rate	Clearinghouse	Floating rate index	Fixed rate	Expiration date	Notional (000)	Unrealized (depreciation) appreciation at 6/30/2015 (000)
Pay	LCH.Clearnet	3-month USD-LIBOR	1.2215%	5/8/2018	$30,000	$(17)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.197	7/22/2021	20,000	(242)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.7575	5/22/2045	10,000	382
Pay	LCH.Clearnet	3-month USD-LIBOR	2.883	6/22/2045	4,000	49
						$172
American High-Income Trust — Page 17 of 22

unaudited
Credit default swaps

The fund has entered into credit default swaps as shown in the following table. The average notional amount of credit default swaps was $78,005,000 over the prior 12-month period.
Centrally cleared credit default swaps on credit indices — sell protection
Referenced index	Clearinghouse	Receive fixed rate	Expiration date	Notional (000)	Unrealized appreciation at 6/30/2015 (000)
CDX North American High Yield Index Series 21	Intercontinental Exchange, Inc.	5.00%	12/20/2018	$17,280	$1,393
CDX North American High Yield Index Series 22	Intercontinental Exchange, Inc.	5.00	6/20/2019	27,840	2,203
CDX North American High Yield Index Series 24	Intercontinental Exchange, Inc.	5.00	6/20/2020	31,680	1,980
					$5,576
Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. Further details on these holdings and related transactions during the nine months ended June 30, 2015, appear below.
	Beginning shares or principal amount	Additions	Reductions	Ending shares or principal amount	Dividend income (000)	Value of affiliates at 6/30/2015 (000)
Rotech Healthcare Inc., Term Loan, 13.00% 2020[2,3,4,5,7]	$48,999,901	$4,265,356	—	$53,265,257	$4,976	$52,999
Rotech Healthcare Inc.[7,12]	1,916,276	—	—	1,916,276	—	27,786
Rotech Healthcare Inc., Term Loan A, 5.50% 2018[2,3,4,7]	$25,641,000	—	$194,250	$25,446,750	712	25,320
Rotech Healthcare Inc., Term Loan B, 10.00% 2019[2,3,4,7]	$20,825,000	—	—	$20,825,000	1,053	20,721
Cooper-Standard Holdings Inc.[12]	1,663,543	—	—	1,663,543	—	102,258
Cooper-Standard Holdings Inc., warrants, expire 2017[12]	48,411	—	—	48,411	—	1,607
NII Holdings, Inc.[7,12]	—	19,451,172	—	19,451,172	—	—
Revel AC, Inc.[7,11,12]	908,183	—	—	908,183	—	—
Revel AC, Inc. (CVR)[7,11,12]	43,088,200	—	—	43,088,200	—	—
Revel Entertainment, Term Loan B, 10.00% 2015[2,3,4,5,6,7]	$15,286,433	$1,188,771	—	$16,475,204	—	—
Revel Entertainment, Term Loan B, 14.50% 2018[3,4,5,6,7]	$82,238,555	—	—	$82,238,555	—	—
					$6,741	$230,691

[1]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $8,175,415,000, which represented 43.62% of the net assets of the fund.
[2]	Coupon rate may change periodically.
[3]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $1,283,029,000, which represented 6.85% of the net assets of the fund.
[4]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[5]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
[6]	Scheduled interest and/or principal payment was not received.
[7]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,“ was $723,718,000, which represented 3.86% of the net assets of the fund.
[8]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[9]	Step bond; coupon rate will increase at a later date.
[10]	A portion of this security was pledged as collateral. The total value of pledged collateral was $5,126,000, which represented 27.35% of the net assets of the fund.
[11]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
[12]	Security did not produce income during the last 12 months.

American High-Income Trust — Page 18 of 22

unaudited
Private placement securities	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
CEVA Group PLC, Series A-2, convertible preferred	5/2/2013	$20,349	$15,586.08%
Revel AC, Inc.	2/14/2011-8/22/2014	45,288	-	.00
Revel AC, Inc. (CVR)	2/15/2011-3/15/2013	7,796	-	.00
Liberman Broadcasting, Inc., warrants, expire 2022	12/13/2012-11/26/2014	-	-	.00
Total private placement securities		$ 73,433	$ 15,586.08
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices
American High-Income Trust — Page 19 of 22

unaudited
supplied by one or more pricing vendors. Interest rate swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency. Credit default swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of June 30, 2015 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds & notes	$—	$15,782,480	$259,270	$16,041,750
Bonds & notes of governments & government agencies outside the U.S.	—	438,749	—	438,749
U.S. Treasury bonds & notes	—	149,883	—	149,883
Municipals	—	22,731	—	22,731
Asset-backed obligations	—	20,036	—	20,036
Convertible bonds	—	166,472	—	166,472
Convertible stocks	207,121	62,707	—	269,828
Preferred securities	51,883	35,899	—	87,782
Common stocks	188,646	359,866	27,857	576,369
Rights & warrants	1,607	—	—	1,607
Short-term securities	—	768,190	—	768,190
Total	$449,257	$17,807,013	$287,127	$18,543,397

American High-Income Trust — Page 20 of 22

unaudited
	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$1,055	$—	$1,055
Unrealized appreciation on interest rate swaps	—	431	—	431
Unrealized appreciation on credit default swaps	—	5,576	—	5,576
Liabilities:
Unrealized depreciation on interest rate swaps	—	(259)	—	(259)
Total	$—	$6,803	$—	$6,803
*	Forward currency contracts, interest rate swaps and credit default swaps are not included in the investment portfolio.
The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the nine months ended June 30, 2015 (dollars in thousands):
	Beginning value at 1/1/2015	Transfers into Level 3†	Purchases	Sales	Net realized loss	Unrealized appreciation	Transfers out of Level 3†	Ending value at 6/30/2015
Investment securities	$79,069	$131,336	$176,894	$(74,441)	$(13,467)	$17,882	$(30,146)	$287,127
Net unrealized appreciation during the period on Level 3 investment securities held at June 30, 2015								$5,189
†	Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred.
Unobservable inputs — The significant unobservable inputs used to value the fund’s Level 3 investments include financial multiples of publicly traded comparable companies, estimates of recovery allocation and financial performance, and calculated discounts for lack of marketability. The following table provides additional information used by the fund’s investment adviser to fair value securities with significant unobservable inputs (dollars in thousands):
	Value at 6/30/2015	Valuation techniques	Unobservable input(s)	Range	Impact to valuation from an increase in input*
Bonds, notes & other debt instruments	259,270	Unchanged vendor price	N/A	N/A	N/A
		Cost	N/A	N/A	N/A
		Trading of similar issues adjusted for DLOM	DLOM	0%-5%	Decrease
		Estimated recovery	Recovery allocation	N/A	Increase
Common stocks	$27,857	Enterprise valuation	EV/EBITDA multiple	6.0x	Increase
	$287,127
*	This column represents the directional change in fair value of the Level 3 securities that would result in an increase from the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.

Key to abbreviations
EV = Enterprise value
EBITDA = Earnings before income taxes, depreciation and amortization
DLOM = Discount for lack of marketability
American High-Income Trust — Page 21 of 22

unaudited
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$357,160
Gross unrealized depreciation on investment securities	(1,079,960)
Net unrealized depreciation on investment securities	(722,800)
Cost of investment securities	19,266,197

Key to abbreviations and symbol
Auth. = Authority
CVR = Contingent Value Rights
Fncg. = Financing
LOC = Letter of credit
Ref. = Refunding
Rev. = Revenue
COP = Colombian pesos
€ = Euros
£ = British pounds
IDR = Indonesian rupiah
INR = Indian rupees
MXN = Mexican pesos
ZAR = South African rand
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.
MFGEFPX-021-0815O-S49229	American High-Income Trust — Page 22 of 22

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN HIGH-INCOME TRUST

By /s/ David C. Barclay
David C. Barclay, President and Principal Executive Officer

Date: August 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ David C. Barclay
David C. Barclay, President and Principal Executive Officer

Date: August 28, 2015

By /s/ Brian C. Janssen
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: August 28, 2015